Related party transactions (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Due from Related Parties	¥ 409,091	¥ 1,659,132
Due to related parties	84,447	51,681
Chetuan [Member]
Due from Related Parties	341,796	1,592,815
Due to related parties	0	378
Xinchuang [Member]
Due from Related Parties	24,162	22,864
Eclicks [Member]
Due to related parties	55,000	29,120
Other Related Party [Member]
Due from Related Parties	43,133	43,453
Due to related parties	¥ 29,447	¥ 22,183